Stockholders' Equity - Additional Information (Detail) - $ / shares	Mar. 31, 2021	Feb. 01, 2021
Preferred Stock Par Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Shares Authorized	1,000,000	1,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Class A Common Stock
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock Shares Issued	2,863,810	0
Common Stock Shares Outstanding	2,863,810	0
Common stock subject to possible redemption	39,903,290
Class B Common Stock
Common Stock Shares Authorized	30,000,000	30,000,000
Common Stock Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock Shares Issued	5,000,000	5,000,000
Common Stock Shares Outstanding	5,000,000	5,000,000
Class K Common Stock
Common Stock Shares Authorized	30,000,000	30,000,000
Common Stock Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock Shares Issued	5,000,000	5,000,000
Common Stock Shares Outstanding	5,000,000	5,000,000